Statements of Cash Flows (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 36,002	$ (31,526)	$ (279,281)	$ (32,829)
Adjustments for:
Depreciation expense	37,247		40,131
Loss from sale of furniture and equipment	10,419		8,331
Written off of rental deposits			27,260
Impairment of leasehold improvements and equipment			55,919
Deferred taxes	47,284		(43,930)
Changes in:
Other receivables	(18,987)		104,305
Prepaid expenses and other current assets	(39,734)	(5,000)	(1,531)
Other payables and accruals	(1,640)	132,617	(1,576)
Deferred revenue	126,396		(326)
Net cash (used in) provided by operating activities	189,647	96,091	(90,698)	(2,227)
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(151,290)	(1,696)	(2,023)
Proceeds from sale of furniture and equipment	9,161		2,051
Net cash provided by investing activities	(142,129)	66,997	68,721
Cash flows from financing activities:
Proceeds from advances from related parties	251,924	23,108	210,017	2,500
Repayment of advances from related parties	(107,809)
Net cash (used in) provided by financing activities	144,115	23,108	210,017	(3,100)
Effect of exchange rate changes on cash and cash equivalents	(2,707)	2,518	1,170
Net (decrease) increase in cash and cash equivalents	188,926	188,714	189,210	(5,327)
Cash and cash equivalents at the beginning of year	189,210			5,327
Cash and cash equivalents at the end of year	378,136	195,045	189,210
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Cash flows from operating activities:
Net income (loss)			(65,564)	(239,197)
Adjustments for:
Depreciation expense			83,193	76,191
Loss from sale of furniture and equipment			8,653
Written off of rental deposits			27,260
Impairment of leasehold improvements and equipment			55,919
Deferred taxes			1,142	(50,860)
Changes in:
Other receivables			175	(884)
Prepaid expenses and other current assets			(7,572)	(7,541)
Other payables and accruals			(43,769)	14,508
Deferred revenue			(184,467)	218,852
Net cash (used in) provided by operating activities			(125,030)	11,069
Cash flows from investing activities:
Additions to leasehold improvements and equipment				(27,158)
Proceeds from sale of furniture and equipment			2,131
Capital contribution			188,616	136,494
Net cash provided by investing activities			190,747	109,336
Cash flows from financing activities:
Proceeds from advances from related parties			153,528	308,538
Repayment of advances from related parties			(400,798)	(268,184)
Net cash (used in) provided by financing activities			(247,270)	40,354
Effect of exchange rate changes on cash and cash equivalents			(11,582)	6,723
Net (decrease) increase in cash and cash equivalents			(193,135)	167,482
Cash and cash equivalents at the beginning of year	$ 32,908	$ 226,043	226,043	58,561
Cash and cash equivalents at the end of year			32,908	226,043
Non-cash investing and financing activities
Waiver of shareholders' loan			$ 199,040